Equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of stock option activity

	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2024	1,250,004	$19.18
Granted	88,448	11.45
Forfeited	(114,256)	29.39
Options outstanding as of December 31, 2025	1,224,196	$17.67
Options exercisable as of December 31, 2025	862,478	$18.55

Schedule of Stock Options Outstanding

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Outstanding options at December 31, 2025	Options Outstanding Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Exercisable options at December 31, 2025	Weighted-Average Exercise Price
$9.32	-	$11.45	178,629	9.30	$10.38	116,911	$9.81
$11.52	-	$19.61	473,197	4.93	16.15	173,197	15.70
$19.66	-	$22.47	469,400	1.78	20.47	469,400	20.47
$23.41	-	$27.83	102,970	2.15	24.50	102,970	24.50
			1,224,196	4.13	$17.66	862,478	$18.55

Aggregate intrinsic value (U.S. $ in thousands)			$—			$—

Schedule of Stock Option Assumptions

	2025	2024	2023
Risk-free interest rate	3.7%	4.2%	4.1%	—	4.7%
Expected option term (years)	5.5	5.5	5.5
Expected share price volatility	60.5%	61.8%	61.0%	—	61.2%
Dividend yield	—	—	—
Weighted average grant date fair value	$6.33	$4.24	$9.75

Schedule of RSUs and PSUs activity

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested RSUs and PSUs outstanding as of December 31, 2024	3,945,120	$13.67
Granted	3,126,358	9.95
Vested	(1,726,171)	14.76
Forfeited	(619,172)	13.47
Unvested RSUs and PSUs outstanding as of December 31, 2025	4,726,135	$10.84

Schedule of stock-based compensation expense

Year ended December 31,	2025	2024	2023
	(U.S. $ in thousands)
Cost of revenues	$3,045	$3,073	$3,701
Research and development, net	5,373	7,270	7,932
Selling, general and administrative	15,856	15,275	19,981
	$24,274	$25,618	$31,614

Schedule of accumulated other comprehensive loss

	Year Ended December, 31 2025
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2025	$4,907	$(12,938)	$(8,031)
Other comprehensive income (loss) before reclassifications	(310)	7,365	7,055
Amounts reclassified from accumulated other comprehensive loss	(5,221)	—	(5,221)
Other comprehensive income (loss)	(5,531)	7,365	1,834
Balance as of December 31, 2025	$(624)	$(5,573)	$(6,197)

	Year Ended December, 31 2024
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2024	$1,790	$(8,869)	$(7,079)
Other comprehensive income (loss) before reclassifications	5,656	(4,069)	1,587
Amounts reclassified from accumulated other comprehensive loss	(2,539)	—	(2,539)
Other comprehensive income (loss)	3,117	(4,069)	(952)
Balance as of December 31, 2024	$4,907	$(12,938)	$(8,031)

	Year Ended December, 31 2023
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2023	$(299)	$(12,519)	$(12,818)
Other comprehensive income (loss) before reclassifications	(1,797)	3,650	1,853
Amounts reclassified from accumulated other comprehensive income	3,886	—	3,886
Other comprehensive income	2,089	3,650	5,739
Balance as of December 31, 2023	$1,790	$(8,869)	$(7,079)